Apr. 29, 2025
Global Atlantic BlackRock Disciplined International Core Portfolio
Investment Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	Class I Shares	Class II Shares	Class III Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses(1)	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses(2)	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.92%	1.17%	1.07%
Fee Waiver and/or Reimbursement(3)	(0.08)%	(0.08)%	(0.08)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	0.84%	1.09%	0.99%

(1)  The "Other Expenses" for Class III shares are based on estimated amounts.

(2)  Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(3)  The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2026, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.79%, 1.04%, and 0.94% of average daily net assets attributable to Class I, Class II and Class III shares of the Portfolio, respectively. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$86	$285	$501	$1,124
Class II	$111	$364	$636	$1,413
Class III	$101	$332	$582	$1,298

	1 Year	3 Years	5 Years	10 Years
Class I	$86	$285	$501	$1,124
Class II	$111	$364	$636	$1,413
Class III	$101	$332	$582	$1,298

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2024, the Portfolio's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Securities selected will consist of developed market equity securities and emerging market equities, of companies with similar capitalizations of the companies included in the MSCI ACWI ex-USA Index, selected using a proprietary quantitative model. The model systematically tracks and ranks the characteristics of issuers across developed and emerging markets, and is designed to select stocks based on an analysis of a wide range of factors, such as relative value; earnings quality; market sentiment; and thematic insights. The Portfolio's sub-adviser is BlackRock Investment Management, LLC ("BlackRock" or the "Sub-Adviser").

Equity securities include common stock, preferred stock, exchange-traded funds ("ETFs"), including ETFs that are affiliated with the Sub-Adviser, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock), and their value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Under normal circumstances, at least 80% of the Portfolio's net assets will be invested in or exposed to securities of non-U.S. issuers ("foreign securities") or derivative instruments with exposure to foreign securities of at least three different countries outside the United States. Investments are deemed to be "foreign" if: (a) an issuer's domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; (d) it is a foreign currency or (e) is an exchange-traded fund predominately invested in companies listed in a foreign country. The Portfolio may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers.

The Portfolio may use derivatives, including futures, foreign exchange transactions, and/or forward foreign currency contracts to gain equity exposure and to manage cash flows into or out of the Portfolio effectively. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the MSCI ACWI ex-USA Index.

Performance:

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Class I Annual Total Return by Calendar Year

Highest Quarter	4th Quarter 2020	17.24%
Lowest Quarter	1st Quarter 2020	-24.25%

Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
	One Year	Five Years	Since Inception (November 1, 2017)
Class I shares return before taxes	6.11%	4.47%	3.77%
Class II shares return before taxes	5.86%	4.20%	3.51%
MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses or taxes)	5.53%	4.10%	3.82%